SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
Outstanding at beginning of year, Number of options	1,776,072
Granted, Number of options	1,060,501
Exercised, Number of options	(209,067)
Cancelled, Number of options	(221,206)
Forfeited, Number of options	(82,666)
Outstanding at end of year, Number options	2,323,634	1,776,072
Exercisable at December 31, 2012, Number of shares upon exercise	694,005
Outstanding at beginning of year, Weighted average exercise price	$ 5.87
Granted, Weighted average exercise price	$ 6.19
Exercised, Weighted average exercise price	$ 4.41
Cancelled, Weighted average exercise price	$ 6.12
Forfeited, Weighted average exercise price	$ 7.09
Outstanding at end of year, Weighted average exercise price	$ 6.09	$ 5.87
Exercisable at December 31, 2012, Weighted average exercise price	$ 5.72
Outstanding at January 1, 2012, Weighted average contractual Term (in Years)	3 years 4 months 14 days	3 years 4 months 16 days
Exercisable at December 31, 2012, Weighted average remaining contractual Term (in Years)	2 years 3 months 25 days
Outstanding at December 31, 2012, Weighted average remaining contractual Term (in Years)	3 years 4 months 14 days	3 years 4 months 16 days
Outstanding at January 1, 2012, Aggregate intrinsic value	$ 113
Exercisable at December 31, 2012, Aggregate intrinsic value	2,278
Outstanding at December 31, 2012, Aggregate intrinsic value	$ 6,971	$ 113